Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001112513
Sentinel Variable Products Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Sentinel Variable Products Common Stock Fund

NOTICE: Each Fund has announced a proposed reorganization transaction. Please see “Summary of Proposed Reorganization Transactions” at the beginning of “Additional Information About Each Fund”.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in common stocks. The Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, many of which have historically paid regular dividends. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities. Under normal circumstances, the Fund invests predominantly in common stocks of U.S. companies.

Sentinel's investment philosophy centers on building a diverse portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that it believes have the potential to earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio managers believe is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A security may also be sold to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund:

•        Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

•        General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political and/or social instability in a particular foreign country or region.

•        Investment Style Risk. The Fund uses a "blend" strategy to invest in both growth and value stocks, and/or in stocks with characteristics of both. This strategy may be out of favor at any particular time. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•        Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

•        Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Standard & Poor's 500 Index. The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period. Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. For a description of the Standard & Poor's 500 Index, please see “Index Descriptions” on page 38 of this Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Standard & Poor's 500 Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (%) as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the above bar chart, the highest return for a quarter was 17.21% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.36% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2016
Sentinel Variable Products Common Stock Fund | Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Sentinel Variable Products Common Stock Fund | Sentinel Variable Products Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Annual Return 2007	rr_AnnualReturn2007	10.21%
Annual Return 2008	rr_AnnualReturn2008	(33.04%)
Annual Return 2009	rr_AnnualReturn2009	27.75%
Annual Return 2010	rr_AnnualReturn2010	15.80%
Annual Return 2011	rr_AnnualReturn2011	2.10%
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	31.73%
Annual Return 2014	rr_AnnualReturn2014	10.34%
Annual Return 2015	rr_AnnualReturn2015	0.19%
Annual Return 2016	rr_AnnualReturn2016	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.59%